Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NATIXIS FUNDS

Supplement dated June 5, 2020 to the Natixis Funds Prospectus and Summary Prospectus, each dated May 1, 2020, as may be revised or supplemented from time to time

ALPHASIMPLEX GLOBAL ALTERNATIVES FUND

(the “Fund”)

Effective July 1, 2020, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($2 billion) from 1.15% to 1.10% and on assets above the first breakpoint (over $2 billion) from 1.10% to 1.05%. AlphaSimplex Group, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.49%, 2.24%, 1.19%, 1.49% and 1.24% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.17%	0.17%	0.11%	0.17%[2]	0.17%
Acquired fund fees and expenses[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses	1.62%	2.37%	1.31%	1.62%	1.37%
Fee waiver and/or expense reimbursement[4,5]	0.03%	0.03%	0.02%	0.03%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.59%	2.34%	1.29%	1.59%	1.34%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2020, as if such reduction had been in effect during the fiscal year ended December 31, 2019. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses are estimated for the current fiscal year.
[3]
The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[4]
AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.49%, 2.24%, 1.19%, 1.49% and 1.24% of the Fund's average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

[5]
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$727	$1,052	$1,401	$2,382
Class C	$337	$734	$1,260	$2,702
Class N	$131	$412	$715	$1,576
Class T	$408	$743	$1,104	$2,119
Class Y	$136	$428	$745	$1,641

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$237	$734	$1,260	$2,702

AlphaSimplex Global Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NATIXIS FUNDS

Supplement dated June 5, 2020 to the Natixis Funds Prospectus and Summary Prospectus, each dated May 1, 2020, as may be revised or supplemented from time to time

ALPHASIMPLEX GLOBAL ALTERNATIVES FUND

(the “Fund”)

Effective July 1, 2020, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($2 billion) from 1.15% to 1.10% and on assets above the first breakpoint (over $2 billion) from 1.10% to 1.05%. AlphaSimplex Group, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.49%, 2.24%, 1.19%, 1.49% and 1.24% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.17%	0.17%	0.11%	0.17%[2]	0.17%
Acquired fund fees and expenses[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses	1.62%	2.37%	1.31%	1.62%	1.37%
Fee waiver and/or expense reimbursement[4,5]	0.03%	0.03%	0.02%	0.03%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.59%	2.34%	1.29%	1.59%	1.34%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2020, as if such reduction had been in effect during the fiscal year ended December 31, 2019. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses are estimated for the current fiscal year.
[3]
The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[4]
AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.49%, 2.24%, 1.19%, 1.49% and 1.24% of the Fund's average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

[5]
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$727	$1,052	$1,401	$2,382
Class C	$337	$734	$1,260	$2,702
Class N	$131	$412	$715	$1,576
Class T	$408	$743	$1,104	$2,119
Class Y	$136	$428	$745	$1,641

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$237	$734	$1,260	$2,702